ACCOUNTS PAYABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Accounts payable	$1,286	$1,360
Accrued and other liabilities (1)	526	410
Lease liabilities	66	68
Financial liabilities (2)	118	126
Work in progress (3)	1,377	1,397
Provisions and decommissioning liabilities	303	355
Liabilities held for sale	41	—
Total current	$3,717	$3,716
Non-current
Accounts payable	$65	$84
Accrued and other liabilities (1)	577	520
Lease liabilities	342	401
Financial liabilities (2)	1,648	1,787
Work in progress (3)	13	1
Provisions and decommissioning liabilities	546	682
Total non-current	$3,191	$3,475
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(1)Includes post-employment benefits of $441 million ($8 million current and $433 million non-current) as at June 30, 2022, and $446 million ($14 million current and $432 million non-current) as at December 31, 2021.
(2)Includes financial liabilities of $1,644 million ($62 million current and $1,582 million non-current) as at June 30, 2022, and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(3)See Note 15 for additional information.